EQUITY ACCOUNTED INVESTMENTS - Schedule of Revenues and Expenses of Joint Ventures and Associates (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Total revenue	$ 1,743	$ 1,660	$ 3,797	$ 3,110
Expenses	1,618	1,638	3,447	3,098
Income from equity accounted investments	419	253	799	459	$ 1,020
Net income	520	686	2,212	1,417
Joint ventures | Associates
Disclosure of detailed information about investment property [line items]
Total revenue	1,230	1,086	2,409	2,110
Expenses	777	852	1,675	1,675
Income from equity accounted investments	419	253	799	459
Income before fair value gains, net	461	265	767	474
Fair value gains, net	367	220	890	430
Net income	828	485	1,657	904
Joint Ventures And Associates
Disclosure of detailed information about investment property [line items]
Income from equity accounted investments	$ 8	$ 31	$ 33	$ 39